CONDENSED CONSOLIDATED STATEMENTS OF CASH FLOWS (USD $) In Thousands, unless otherwise specified	12 Months Ended
	Jun. 30, 2014	Jun. 30, 2013
Cash flows from operating activities
Net loss	$ (6,842)	$ (6,594)
Adjustments to reconcile net loss to net cash used in operating activities:
Depreciation and amortization	336	209
Amortization of debt discount	3,323	2,167
Increase in allowance for inventory	268	298
Loss on issuance of convertible debt	884	846
Change in fair value of derivative liability	(2,954)	(4,751)
Bad debt expense		18
Stock-based compensation expense	736	939
Amortization of prepaid expenses paid in stock	133	0
Changes in assets and liabilities:
Restricted cash	(72)	0
Accounts receivable	224	(104)
Inventories	306	(409)
Deferred cost, related party	0	(6,227)
Prepaid expenses and other current assets	(228)	160
Prepaid Advertising	296	41
Accounts payable	370	(461)
Accounts payable, related parties	(549)	937
Accrued expenses	809	360
Accrued expenses, related parties	437	59
Deferred revenue	127	4,817
Net cash used in operating activities	(2,396)	(7,695)
Cash flows from financing activities
Proceeds from issuance of common stock, net of issuance costs		428
Proceeds from secured convertible debentures	2,354	5,250
Proceeds from notes payable, related party		2,900
Repayment of notes payable	(39)	(1,040)
Net cash provided by financing activities	2,315	7,538
Net decrease in cash	(81)	(157)
Cash and cash equivalent Beginning of the year	189	346
Cash and cash equivalent End of the year	108	189
Supplemental information
Interest payments	0	0
Income taxes paid	4	6
Interest paid in common stock	489	276
Non-cash investing and financing activities
Interest paid in common stock	489	276
Issuance of common stock to settle trade payable	25	0
Issuance of common stock to settle related party payable and accrued expenses	172	0
Issuance of common stock for purchased technology	7,572	0
Issuance of common stock for prepaid consultant fees	960	0
Related party payable and accrued expenses converted into note payable	5,605	0
Trade payable converted into note payable	$ 1,211	$ 0